Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Commitments
Rent expenses	$ 82,494	$ 80,391	$ 71,486
Minimum
Contractual obligation
Operating leases renewal period (in years)	1
Maximum
Contractual obligation
Operating leases renewal period (in years)	5
Operating leases
Contractual obligation payment schedule
Total	378,854
Less than 1 year	69,427
Year Two	61,310
Year Three	54,290
Year Four	49,164
Year Five	44,410
More than 5 years	$ 100,253